1997 SEMIANNUAL REPORT

IDS
Discovery
Fund

(icon of) ship

The goal of IDS Discovery
Fund, Inc. is long-term
growth of capital. The Fund
invests primarily in common stocks of
small- and medium-size growth companies.

American Express
Financial Advisors

Distributed by American Express Financial Advisors Inc.

(icon of) ship

Your piece
of the future

Glance through current business magazines and newspaper articles on the fastest-growing companies in America and you'll find many of the stocks that Discovery Fund owns. The Fund seeks small-to medium-size firms at the forefront of rapidly growing markets or industries. From high-tech companies in computer networking or biotechnology to firms that have found new ways to make, manage or market traditional products and services, these are the companies that are creating jobs and reshaping U.S. industry today.

Contents
From the president                3
From the portfolio manager        3
Ten largest holdings              5
Financial statements              6
Notes to financial statements     9
Investments in securities        23
Board members and officers       27
IDS mutual funds                 28



         To our shareholders

(picture of) William Pearce
William R. Pearce
President of the Fund

From the president
If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

From the portfolio manager
A resurgent stock market and a well-positioned portfolio resulted in a rewarding six months for IDS Discovery Fund. For the period --August 1996 through January 1997 -- the Fund's total return from Class A shares was 22.2%. The return was well ahead of that generated by the Russell 2000, an index of unmanaged stocks commonly used to represent performance of small-capitalization stocks as a whole. A portion of the Fund's return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time. After a mid-year retreat, the stock market began moving higher as the period began last August. Supported by ongoing reports of tame inflation and generally good corporate profits, stocks soon turned an advance into an all-out rally that, except for a relatively brief retreat in December, lasted through January. This Fund enjoyed its best performance in August and September, when it recorded gains of more than 7% each month. `Large-caps' outperform smaller stocks As has been the case in recent years, large-capitalization stocks (those representing companies of substantial size and worth) led the way for the market, as their liquidity and relatively predictable earnings growth attracted the bulk of investors' capital. Small-capitalization stocks, which form the core of this Fund's investments, clearly lagged behind the large-cap leaders. Fortunately, by maintaining a diverse investment portfolio and not trying to time the market, this Fund was able to outperform the small-cap sector as a whole, as measured by the Russell 2000 (an unmanaged index of stocks often used as a proxy for small-cap performance). Broad diversification While the portfolio was well-diversified by business sector, the majority of the holdings fell into two groups -- technology, which comprised about one-third of portfolio assets, and consumer, which comprised about one-fourth. A new area of investment for the Fund was energy-related stocks, which performed extremely well during the past six months. When the period began, the median market capitalization of the stocks in the portfolio was about $800 million -- at the low end of the small-cap range. Because of price appreciation, that figure rose to about $900 by January. Rather than sell strong stocks that may appreciate further, I plan to let the median market cap to rise to as high as $1.25 billion in the future.


Kurt Winters

Class A
6-month performance
(All figures per share)
Net asset value (NAV)
Jan. 31, 1997        $ 11.44
July 31, 1996        $ 10.73
Increase             $  0.71

Distributions
Aug. 1, 1996 - Jan. 31, 1997
From income          $  1.42
From capital gains   $  0.20
Total distributions  $  1.62

Total return*          22.2%**

Class B
6-month performance
(All figures per share)
Net asset value (NAV)
Jan. 31, 1997        $ 11.30
July 31, 1996        $ 10.63
Increase             $  0.67

Distributions
Aug. 1, 1996 - Jan. 31, 1997
From income          $  1.39
From capital gains   $  0.20
Total distributions  $  1.59

Total return*          21.7%**

Class Y
6-month performance
(All figures per share)
Net asset value (NAV)
Jan. 31, 1997        $ 11.44
July 31, 1996        $ 10.73
Increase             $  0.71

Distributions
Aug. 1, 1996 - Jan. 31, 1997
From income          $  1.44
From capital gains   $  0.20
Total distributions  $  1.64

Total return*          22.3%**

         *The prospectus discusses
         the effect of sales
         charges, if any, on the
         various classes.
         **The total return is a
         hypothetical investment
         in the Fund with all
         distributions reinvested.

IDS Discovery Fund, Inc.

The Fund's ten largest holdings

The ten holdings listed here make up 22.00% of the Fund's net assets
--------------------------------------------------------------------------------

                                                 Percent                 Value
                                   (of Fund's net assets) (as of Jan. 31, 1997)
--------------------------------------------------------------------------------

Boise Cascade Office  Products                     2.33%             22,303,125
This company manufactures and distributes paper and paper products, office products, and building products and owns and manages timberland to support these operations.

AccuStaff                                          2.25              21,625,000
A national provider of temporary staffing personnel to businesses, professional and service organizations and government agencies.

Sybron Intl                                        2.25              21,612,500
A manufacturer of value-added products for the laboratory and professional orthodontic and dental markets in the United States and abroad.

FINOVA Group                                       2.25              21,600,000
This company, through its subsidiaries, conducts business in commercial lending and mortgage insurance.

Millipore                                          2.23              21,375,000
A leading supplier of filtration products used to analyze, purify, and separate fluids.

OfficeMax                                          2.19              21,000,000
The  second-largest  company in the office  products industry.
The company currently operates 345 office superstores in 39 states.

Wolverine  Tube                                    2.19              20,968,750
A manufacturer and distributor of copper and copper alloy tube. The company also manufactures copper and copper alloy rod, bar and strip products.

Mutual Risk Management                             2.16              20,687,500
Zero Coupon Cv with attached put
7.00% 2015
An international holding company. Through its subsidiaries, the company provides risk management services related to the design and implementation of alternative insurance programs for clients.

La Quinta Inns                                     2.08              19,987,500
This company develops, owns, and operates a chain of limited service motor inns.

IKON Office  Solutions                             2.07              19,856,250
A company that sells, rents and leases photocopiers, fax machines, digital printers and other automated office equipment for use in both traditional and integrated office environments. IKON also provides equipment service and supplies, and equipment financing.

           Financial statements


           Statement of assets and liabilities IDS Discovery Fund, Inc.
           Jan. 31, 1997
--------------------------------------------------------------------------------

                          Assets
--------------------------------------------------------------------------------

                                                                    (Unaudited)
Investments in securities, at value (Note 1):
Investments in securities of unaffiliated issuers
   (identified cost $831,933,722)                                  $954,188,466
Investments in securities of affiliated issuers
   (identified cost $25,888,129)                                     23,172,288
Receivable for investment securities sold                             9,139,397
Dividends and accrued interest receivable                                77,931
--------------------------------------------------------------------------------
Total assets                                                        986,578,082
--------------------------------------------------------------------------------

                          Liabilities
--------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                     2,389,925
Payable for investment securities purchased                          18,851,733
Accrued investment management fee                                        89,930
Accrued distribution fee                                                  1,476
Accrued service fee                                                       4,223
Accrued transfer agency fee                                               3,934
Accrued administrative services fee                                       1,373
Other accrued expenses                                                   66,802
Option contracts written, at value
  (premium received $4,974,000)(Note 5)                               6,196,094
--------------------------------------------------------------------------------
Total liabilities                                                    27,605,490
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $958,972,592
--------------------------------------------------------------------------------

                          Represented by
--------------------------------------------------------------------------------
Capital stock -- authorized 10,000,000,000
  shares of $.01 par value                                         $    839,108
Additional paid-in capital                                          819,496,189
Excess of distributions over net investment income                   (1,288,760)
Accumulated net realized gain (Note 1)                               21,609,246
Unrealized appreciation                                             118,316,809
--------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                                        $958,972,592
--------------------------------------------------------------------------------
Net assets applicable to outstanding shares: Class A               $818,748,160
                                             Class B               $ 73,018,297
                                             Class Y               $ 67,206,135

Net asset value per share of outstanding capital stock:
                                      Class A shares 71,576,567    $      11.44
                                      Class B shares  6,459,072    $      11.30
                                      Class Y shares  5,875,184    $      11.44

See accompanying notes to financial statements.

           Financial statements

           Statement of operations
           IDS Discovery Fund, Inc.
           Six months ended Jan. 31, 1997
--------------------------------------------------------------------------------

           Investment income
--------------------------------------------------------------------------------

                                                                    (Unaudited)
Income:
Interest                                                             $2,859,821
Dividends                                                             1,027,434
--------------------------------------------------------------------------------

Total income                                                          3,887,255
--------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                    3,008,918
Distribution fee -- Class B                                             226,110
Transfer agency fee                                                     738,988
Incremental transfer agency fee -- Class B                                4,578
Service fee
   Class A                                                              674,602
   Class B                                                               52,572
Administrative services fees and expenses                               241,604
Compensation of board members                                             5,983
Compensation of officers                                                  3,580
Custodian fees                                                           46,107
Postage                                                                  38,120
Registration fees                                                        81,298
Reports to shareholders                                                  44,416
Audit fees                                                               12,750
Administrative                                                            5,847
Other                                                                     5,320
--------------------------------------------------------------------------------
Total expenses                                                        5,190,793
    Earnings credits on cash balances (Note 2)                          (23,536)
--------------------------------------------------------------------------------
Total net expenses                                                    5,167,257
--------------------------------------------------------------------------------
Investment loss -- net                                               (1,280,002)
--------------------------------------------------------------------------------

           Realized and unrealized gain (loss) -- net
--------------------------------------------------------------------------------
Net realized gain on security transactions (including
$651,927 realized loss on investments of affiliated issuers)         30,621,030
Net realized gain on financial futures contracts                      1,848,676
Net realized loss on option contracts written (Note 5)               (2,352,332)
--------------------------------------------------------------------------------
Net realized gain on investments                                     30,117,374
Net change in unrealized appreciation or depreciation               145,577,229
--------------------------------------------------------------------------------
Net gain on investments                                             175,694,603
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $174,414,601
--------------------------------------------------------------------------------
See accompanying notes to financial statements.


           Financial statements

           Statements of changes in net assets IDS Discovery Fund, Inc.
 -------------------------------------------------------------------------------

           Operations and distributions                       Jan. 31,1997          July 31, 1996
-------------------------------------------------------------------------------------------------
                                                          Six months ended             Year ended
                                                                (Unaudited)

Investment loss -- net                                      $  (1,280,002)          $   3,516,657
Net realized gain on investments                               30,117,374             120,991,863
Net change in unrealized appreciation or depreciation         145,577,229             (98,059,098)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          174,414,601              26,449,422
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                    (795,900)             (4,817,749)
      Class B                                                          --                (109,553)
      Class Y                                                    (109,742)               (369,986)
   Excess distributions of net investment income
      Class A                                                  (1,132,593)                     --
      Class Y                                                    (156,167)                     --
   Net realized gain
      Class A                                                 (99,183,189)           (141,682,931)
      Class B                                                  (8,596,533)             (4,249,927)
      Class Y                                                  (8,324,287)             (9,128,279)
--------------------------------------------------------------------------------------------------
Total distributions                                          (118,298,411)           (160,358,425)
--------------------------------------------------------------------------------------------------

           Capital share transactions (Note 4)
--------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                    371,749,607             423,969,758
   Class B shares                                              23,942,289              39,614,584
   Class Y shares                                              19,458,030              30,960,567
Reinvestment of distributions at net asset value
   Class A shares                                              99,706,941             145,127,830
   Class B shares                                               8,544,815               4,297,905
   Class Y shares                                               8,590,196               9,498,265
Payments for redemptions
   Class A shares                                            (385,818,402)           (495,135,942)
   Class B shares (Note 2)                                     (5,132,266)             (5,520,898)
   Class Y shares                                             (16,136,420)            (19,208,184)
--------------------------------------------------------------------------------------------------

Increase in net assets from capital share transactions        124,904,790             133,603,885
--------------------------------------------------------------------------------------------------

Total increase (decrease) in net assets                       181,020,980                (305,118)

Net assets at beginning of period                             777,951,612             778,256,730
--------------------------------------------------------------------------------------------------

Net assets at end of period
   including undistributed (excess of distributions over) net
   investment income of $(1,288,760) and $2,185,644)         $958,972,592            $777,951,612
--------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


Notes to financial statements

IDS Discovery Fund, Inc.
(Unaudited as to Jan. 31, 1997)
--------------------------------------------------------------------------------
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in common stocks of small- and medium-size growth companies. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying security.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin), if any, are made or received by the Fund each day. The variation margin payments or market value of the contracts are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
2. Expenses and sales charges

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's daily net assets in reducing percentages from 0.64% to 0.515% annually. The fee is adjusted upward or downward by a performance incentive adjustment based on the Fund's average daily net assets over a rolling 12-month period as measured against the change in the Lipper Small Company Growth Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $260,459 for the six months ended Jan. 31, 1997.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually.
Additional  administrative  services  paid  by the  Fund  are  office  expenses, consultant's fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales charges received by American Express Financial Advisors Inc. for distributing fund shares were $879,260 for Class A and $21,189 for Class B for the six months ended Jan. 31, 1997. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Jan. 31, 1997, the Fund's custodian and transfer agency fees were reduced by $23,536 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $659,102,596 and $645,613,282, respectively, for the six months ended Jan. 31, 1997. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $108,456 for the six months ended Jan. 31, 1997.

Income from securities lending amounted to $10,367 for the six months ended Jan. 31, 1997. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
4. Capital share transactions

Transactions  in  shares  of  capital  stock for the  periods  indicated  are as follows:
--------------------------------------------------------------------------------
                         Six months ended Jan. 31, 1997

                                   Class A        Class B           Class Y
--------------------------------------------------------------------------------

Sold                            30,986,711      2,022,565         1,622,128
Issued for reinvested            8,967,277        777,084           772,708
   distributions
Redeemed                       (32,019,308)      (431,840)       (1,345,258)
--------------------------------------------------------------------------------
Net increase                     7,934,680      2,367,809         1,049,578
--------------------------------------------------------------------------------


                            Year ended July 31, 1996

                                   Class A        Class B           Class Y
--------------------------------------------------------------------------------
Sold                            36,682,783      3,408,482         2,643,673
Issued for reinvested           14,117,493        419,963           924,046
   distributions
Redeemed                       (42,626,793)      (493,590)       (1,670,645)
--------------------------------------------------------------------------------
Net increase                     8,173,483      3,334,855         1,897,074
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Option contracts written

The number of contracts and premium amounts associated with options contracts written (see Summary of significant accounting policies) is as follows:


                         Six months ended Jan. 31, 1997
                         -------------------------------------------------------
                                       Puts                      Calls
                         -------------------------------------------------------
                            Contracts         Premium   Contracts      Premium
--------------------------------------------------------------------------------
Balance July 31, 1996           7,250     $   963,022       6,000  $   853,532
Opened                         63,050      12,077,121      93,880   17,481,309
Closed                        (49,300)     (8,795,387)    (59,192) (10,770,414)
Exercised                      (8,547)     (1,528,595)    (19,648)  (3,998,983)
Expired                        (5,953)       (929,218)     (3,040)    (378,387)
--------------------------------------------------------------------------------
Balance Jan. 31, 1997           6,500     $ 1,786,943      18,000  $ 3,187,057
--------------------------------------------------------------------------------


IDS Discovery Fund, Inc.

6. Financial highlights

The tables below show certain important financial information for evaluating the
Fund's results.
Fiscal period ended July 31,
                      Per share income and capital changes*
                                     Class A
                        1997**    1996  1995   1994    1993   1992  1991  1990   1989    1988
Net asset value,        $10.73  $13.16 $10.33$11.37   $9.87  $9.58 $9.05 $7.75  $6.69   $7.99
beginning of period
                      Income from investment operations:
Net investment income     (.01)    .06    .07  (.04)   (.02)  (.01)  .04   .14    .13     .11
(loss)

Net gains (losses)        2.34     .34  2.79   (.52)   1.75   1.01  1.03  1.35    .98   (1.04)
(both realized
and unrealized)

Total from investment     2.33     .40  2.86   (.56)   1.73   1.00  1.07  1.49   1.11   (.93)
operations
                      Less distributions:
Dividends from net        (.03)   (.09)   --     --      --   (.02) (.11) (.14)  (.05)  (.10)
investment income

Distributions from       (1.59)  (2.74) (.03)  (.48)   (.23)  (.69) (.43) (.05)    --   (.27)
realized gains

Total distributions      (1.62)  (2.83) (.03)  (.48)   (.23)  (.71) (.54) (.19)  (.05)  (.37)

Net asset value,        $11.44  $10.73 $13.16$10.33  $11.37  $9.87 $9.58 $9.05   $7.75  $6.69
end of period
                      Ratios/supplemental data
                                     Class A
                        1997**    1996  1995   1994    1993   1992  1991  1990   1989    1988
Net assets, end of        $819    $683  $730   $523    $445   $293  $207  $168   $167    $182
period (in millions)

Ratio of expenses to    1.10%+   1.00%  .99%   .97%   1.03%  1.04%  .98%  .76%   .66%    .63%
average daily net
assets#

Ratio of net income     (.24%)+   .46%  .59%  (.39%)  (.17%) (.11%) .40% 1.51%  1.86%   1.49%
(loss) to average
daily
net assets

Portfolio turnover        76%     179%  192%    67%     76%    90%   95%   76%   109%     61%
rate
(excluding short-term
securities)

Total return++           22.2%    4.0% 27.6%  (5.5%)  17.5%   9.9% 13.4% 19.8%  16.7%  (10.9%)

Average brokerage       $.0498      --    --     --      --     --    --    --     --      --
commission rate##




                    *For a share outstanding throughout the period.  Rounded to nearest cent.
                   **Six months ended Jan. 31, 1997 (Unaudited).
                    +Adjusted to an annual basis.
                   ++Total return does not reflect payment of a sales charge.
                    #Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
                   ##Effective  fiscal  year  1997,  the  Fund  is  required  to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

Fiscal period ended July 31,

                       Per share income and capital changes*
                               Class B                       Class
                                        Y
                       1997***    1996 1995**        1997***   1996 1995**
Net asset value,        $10.63  $13.12 $11.31         $10.73 $13.17 $11.31
beginning of period
                       Income from investment operations:
Net investment income    (.06)      --    .01             --    .07    .07
(loss)

Net gains (both           2.32     .31   1.80           2.35    .34   1.80
realized
and unrealized)

Total from investment     2.26     .31   1.81           2.35    .41   1.86
operations
                       Less distributions:
Dividends from net          --   (.06)     --          (.05)  (.11)     --
investment income

Distributions from      (1.59)  (2.74)     --         (1.59) (2.74)     --
realized gains

Total distributions     (1.59)  (2.80)     --         (1.64) (2.85)     --

Net asset value,        $11.30  $10.63 $13.12         $11.44 $10.73 $13.17
end of period
                       Ratios/supplemental data
                               Class B                       Class
                                        Y
                       1997***    1996 1995**        1997***   1996 1995**
Net assets, end of         $73     $43    $10            $67    $52    $39
period (in millions)

Ratio of expenses to    1.88%+   1.74% 1.95%+          .93%+   .81%  .93%+
average daily net
assets#

Ratio of net income    (1.03%)+ (.10%)  .44%+        (.08%)+   .61% 1.51%+
(loss)
to average daily net
assets

Portfolio turnover         76%    179%   192%            76%   179%   192%
rate
(excluding short-term
securities)

Total return++           21.7%    3.2%  16.0%          22.3%   4.2%  16.4%

Average brokerage      $0.0498      --     --        $0.0498     --     --
commission rate##

                  *For a share outstanding throughout the period.
                   Rounded to the nearest cent.
                 **Inception  date  was  March  20,  1995  for  Class  B and  Y.
                   Significant shareholder activity began March 21, 1995 for Class B and March 28, 1995 for Class Y.
                ***Six months ended Jan. 31, 1997 (Unaudited).
                  +Adjusted to an annual basis.
                 ++Total return does not reflect payment of a sales charge.
                  #Effective fiscal year 1996, expense ratio is based on
                   total expenses of the Fund before reduction of earnings credits on cash balances.
                 ##Effective  fiscal year 1997, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

Investments in securities


IDS Discovery Fund, Inc.                         (Percentages represent value of
Jan. 31, 1997 (Unaudited)                    investments compared to net assets)

Investments in securities of unaffiliated issuers

--------------------------------------------------------------------------------

Common stocks (88.6%)

--------------------------------------------------------------------------------

Issuer                                         Shares                 Value (a)

--------------------------------------------------------------------------------
Automotive & related (0.7%)
Dura Automotive Systems                       275,000 (b)       $     7,218,750

--------------------------------------------------------------------------------
Chemicals (3.0%)
Millipore                                     500,000 (c)            21,375,000
Philip Environmental                          450,000 (b)             7,762,500

                                                              -----------------
Total                                                                29,137,500

--------------------------------------------------------------------------------
Communications equipment & services (0.2%)
Advanced Fibre Communications                  40,000 (b)             1,910,000

--------------------------------------------------------------------------------
Computers & office equipment (20.1%)
Avant                                         300,000 (b)             9,656,250
Cambridge Technology Partners                 325,000 (b)             9,343,750
Fiserv                                        475,000 (b)            15,882,812
FORE Systems                                  350,000 (b)            10,193,750
HMT Technology                                250,000 (b)             5,406,250
Hyperion Software                             325,000 (b)             7,718,750
Ikon Office Solutions                         450,000                19,856,250
Informix                                      475,000 (b,c)           9,856,250
Learning Company                              750,000 (b,c)           9,468,750
Legato Systems                                 85,000 (b)             2,082,500
Medic Computer Systems                        275,000 (b,c)          10,656,250
Network General                               350,000 (b)             9,887,500
Pure Atria                                    210,750 (b)             4,952,625
Renaissance Solutions                         225,000 (b)             9,056,250
Sanmina                                       150,000 (b,c)           8,925,000
Sterling Commerce                             275,000 (b)             9,315,625
Sykes Enterprises                             200,000 (b)             7,900,000
Tech Data                                     650,000 (b)            16,575,000
TeleTech Holdings                             200,000 (b)             5,700,000
Vantive                                        75,000 (b)             2,306,250
Wallace Computer Services                     225,000                 7,537,500

                                                              -----------------
Total                                                               192,277,312

--------------------------------------------------------------------------------
Electronics (7.5%)
Kent Electronics                               75,000 (b)             2,446,875
Lattice Semiconductor                         325,000 (b,c)          16,859,375
Methode Electronics Cl A                      375,000                 8,343,750
Microchip Technology                          300,000 (b,c)          11,437,500
Panavision                                    140,000 (b)             2,625,000
PRI Automation                                150,000 (b)             9,018,750
Tencor Instruments                            350,000 (b,c)          14,262,500
Waters                                        250,000 (b)             7,406,250

                                                              -----------------
Total                                                                72,400,000

--------------------------------------------------------------------------------
Energy (3.7%)
Devon Energy                                  250,000 (c)             8,843,750
Nuevo Energy                                  150,000 (b)             7,725,000
Offshore Energy Development                   265,000 (b)             3,445,000
Pogo Producing                                200,000                 8,425,000
United Meridian                               200,000 (b,c)           7,400,000

                                                              -----------------
Total                                                                35,838,750

--------------------------------------------------------------------------------
Energy equipment & services (3.0%)
Input/Output                                  775,000 (b)            18,406,250
Pride Petroleum Services                      450,000 (b,c)          10,181,250

                                                              -----------------
Total                                                                28,587,500

--------------------------------------------------------------------------------
Financial services (4.0%)
FINOVA Group                                  300,000                21,600,000
Sun Communities                               225,000                 7,284,375
United Companies Financial                    325,000                 9,140,625

                                                              -----------------
Total                                                                38,025,000

--------------------------------------------------------------------------------
Food (0.8%)
JP Foodservice                                275,000 (b)             7,425,000

--------------------------------------------------------------------------------
Heath care (6.8%)
Fisher Scientific Intl                        200,000                 8,775,000
PAREXEL Intl                                  125,000 (b)             7,343,750
Spine-Tech                                    375,000 (b)             8,156,250
Sybron Intl                                   700,000 (b)            21,612,500
Watson Pharmaceuticals                        425,000 (b)            19,045,312

                                                              -----------------
Total                                                                64,932,812

--------------------------------------------------------------------------------
Health care services (6.4%)
Access Health                                 125,000 (b)             3,593,750
Equity Corporation Intl                       300,000 (b)             5,925,000
Genesis Health Ventures                       300,000 (b)             9,375,000
PhyCor                                        430,600 (b)            15,124,825
Physician Sales & Service                     475,000 (b)             9,025,000
Quorum Health Group                           650,000 (b)            18,768,750

                                                              -----------------
Total                                                                61,812,325

--------------------------------------------------------------------------------
Household products (0.2%)
Amscan Holdings                               175,000 (b)             2,132,813

--------------------------------------------------------------------------------
Industrial equipment & services (7.8%)
DT Inds                                       225,000                 8,409,375
Harnischfeger Inds                            425,000                18,859,375
Integrated Process Equipment                  425,000 (b,c)          11,368,750
KEMET                                         325,000 (b)             7,718,750
United Waste Systems                          200,000 (b)             7,575,000
Wolverine Tube                                550,000 (b)            20,968,750

                                                              -----------------
Total                                                                74,900,000

--------------------------------------------------------------------------------
Industrial transportation (1.6%)
Fritz                                         575,000                 7,475,000
Landstar System                               325,000 (b)             7,718,750

                                                              -----------------
Total                                                                15,193,750

--------------------------------------------------------------------------------
Insurance (2.5%)
PennCorp Financial Group                      450,000                16,481,250
Risk Capital Holdings                         430,000                 7,148,750

                                                              -----------------
Total                                                                23,630,000

--------------------------------------------------------------------------------
Media (1.9%)
Regal Cinemas                                 325,000 (b)             8,693,750
Universal Outdoor Holdings                    100,000 (b)             2,800,000
Univision Communications                      200,000 (b)             7,200,000

                                                              -----------------
Total                                                                18,693,750

--------------------------------------------------------------------------------
Metals (2.7%)
Commonwealth Aluminum                         500,000                 9,500,000
Stillwater Mining                             525,000 (b)             9,318,750
UCAR Intl                                     200,000 (b)             7,500,000

                                                              -----------------
Total                                                                26,318,750

--------------------------------------------------------------------------------
Multi-industry conglomerates (2.3%)
AccuStaff                                   1,000,000 (b,c)          21,625,000

--------------------------------------------------------------------------------
Paper & packaging (0.9%)
Sealed Air                                    200,000 (b)             8,550,000

--------------------------------------------------------------------------------
Restaurants & lodging (2.1%)
La Quinta Inns                              1,025,000                19,987,500

--------------------------------------------------------------------------------
Retail (5.7%)
Boise Cascade Office Products                 975,000 (b)            22,303,125
CDW Computer Centers                           20,000 (b)             1,301,250
Coldwater Creek                                27,600 (b)               500,250
Gymboree                                      400,000 (b)             9,200,000
OfficeMax                                   1,750,000 (b,c)          21,000,000

                                                              -----------------
Total                                                                54,304,625

--------------------------------------------------------------------------------
Utilities -- gas (4.3%)
Brooks Fiber Properties                       325,000 (b)             8,328,125
Intermedia Communications                     350,000 (b)             8,312,500
LCI Intl                                      750,000 (b)            16,875,000
Seagull Energy                                350,000 (b,c)           7,481,250

                                                              -----------------
Total                                                                40,996,875

--------------------------------------------------------------------------------
Foreign (0.4%)
CBT Group ADR                                  30,000 (b)             1,912,500
ECsoft Group ADR                              215,000 (b)             2,365,000

                                                              -----------------
Total                                                                 4,277,500

--------------------------------------------------------------------------------
Total common stocks
(Cost: $732,151,920)                                               $850,175,512

--------------------------------------------------------------------------------

Bonds (4.1%)

--------------------------------------------------------------------------------


Issuer                                       Coupon      Maturity      Principal                 Value (a)
                                               rate          year         amount

-----------------------------------------------------------------------------------------------------------
HMT Technology
  Cv Sub Nts                                      5.75%      2004    $ 5,000,000 (d)           $ 5,468,750
Mutual Risk Management
  Zero Coupon Cv with attached put                7.00       2015     50,000,000 (d,f)          20,687,500
United Waste Systems
  Cv Sub Nts                                      4.50       2001     10,000,000 (d)            12,850,000

-----------------------------------------------------------------------------------------------------------
Total bonds
(Cost: $34,775,098)                                                                            $39,006,250

--------------------------------------------------------------------------------

Short-term securities (6.8%)

--------------------------------------------------------------------------------

Issuer                              Annualized         Amount          Value (a)
                                      yield on     payable at
                                       date of       maturity
                                      purchase

--------------------------------------------------------------------------------
U.S. government agencies (0.5%)
Federal Home Loan Mtge Corp Disc Nt
  02-03-97                               5.48%     $3,938,000        $3,936,801
Federal Natl Mtge Assn Disc Nt
  02-06-97                               5.31         400,000           399,706

                                                              -----------------
Total                                                                 4,336,507

--------------------------------------------------------------------------------
Bankers' acceptance (0.6%)
1st Union Natl Bank
  02-04-97                               5.36       6,000,000         5,997,330

--------------------------------------------------------------------------------
Commercial paper (4.8%)
Albertson's
  02-28-97                               5.31       2,500,000         2,490,081
BBV Finance
  02-21-97                               5.30       5,000,000         4,985,333
  02-24-97                               5.30       6,300,000         6,278,748
Ciesco LP
  02-19-97                               5.33         300,000           299,205
Fleet Funding
  03-10-97                               5.35       2,500,000 (e)     2,486,331
Gannett
  02-21-97                               5.32       4,300,000 (e)     4,287,339
Kredietbank North America Finance
  02-25-97                               5.30       7,500,000         7,473,600
Paccar Financial
  02-24-97                               5.30       5,000,000         4,983,133
Toyota Motor Finance
  02-20-97                               5.30       9,300,000         9,274,084
  02-27-97                               5.30       3,160,000         3,147,950

                                                              -----------------
Total                                                                45,705,804

--------------------------------------------------------------------------------
Letters of credit (0.9%)
Student Loan Marketing Assn
  02-26-97                               5.30       9,000,000         8,967,063

--------------------------------------------------------------------------------
Total short-term securities
(Cost: $65,006,704)                                                $ 65,006,704

--------------------------------------------------------------------------------
Total investment in securities of unaffiliated issuers
(Cost: $831,933,722)                                               $954,188,466

--------------------------------------------------------------------------------

Investments in securities of affiliated issuers (g)

Common stocks (2.4%)
Issuer                                         Shares                 Value (a)

--------------------------------------------------------------------------------

ChiRex                                        627,400 (b)          $  6,901,400
Physician Support Systems                     450,000 (b)             7,875,000
Transaction Network Services                  738,100 (b)             8,395,888

                                                              -----------------
Total                                                                23,172,288

--------------------------------------------------------------------------------
Total investments in securities of affiliated issuers
(Cost:  $25,888,129)                                               $ 23,172,288

--------------------------------------------------------------------------------
Total investments in securities
(Cost:  $857,821,851)(h)                                           $977,360,754

--------------------------------------------------------------------------------
Notes to investments in securities

--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) At Jan. 31, 1997, securities valued at $53,340,625 were held to cover open call options written as follows:

                            Number of      Exercise     Expiration     Value (a)
Issuer                      contracts         price           date
--------------------------------------------------------------------------------

AccuStaff                       1,500           $25     March 1997   $   79,688
Devon Energy                      250            35      Feb. 1997       34,375
Informix                          500            22      Feb. 1997       35,937
Integrated Process Equipment    1,000            22      Feb. 1997      425,000
Lattice Semiconductor           1,000            45      Feb. 1997      743,750
Lattice Semiconductor             500            55      Feb. 1997       75,000
Learning Company                  500            20      Feb. 1997        4,688
Medic Computer Systems            500            45     March 1997       68,750
Microchip Technology              750            40      Feb. 1997      105,469
Millipore                         500            45      Feb. 1997       28,125
OfficeMax                       4,000            15      June 1997      237,500
Pride Petroleum Services          750            22      Feb. 1997       60,937
Sanmina                         1,500            55      Feb. 1997      890,625
Seagull Energy                  2,000            22      Feb. 1997       75,000
Tencor Instruments                750            30      Feb. 1997      810,937
United Meridian                 2,000            45     March 1997      175,000
                                                              -----------------
Total                                                                $3,850,781
                                                              =================

At Jan. 31, 1997, cash or short-term securities were designated to cover open put options written as follows:

                            Number of      Exercise    Expiration      Value (a)
Issuer                      contracts         price          date
--------------------------------------------------------------------------------

Access Health                   2,000           $35     Feb. 1997    $1,287,500
Cambridge Technology Partners     250            30     Feb. 1997        56,250
Fiserv                            750            35     Feb. 1997       112,500
PhyCor                          1,500            35     Feb. 1997       285,938
Regal Cinemas                     250            25     Feb. 1997        12,500
TeleTech Holdings               1,750            30     Feb. 1997       590,625
                                                              -----------------
Total                                                                $2,345,313
                                                              =================


(d) Represents a security sold under 144A,which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. (e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. (f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition. (g) Investements representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Jan. 31, 1997 are as follows:

Issuer                                    Beginning      Purchase          Sales      Ending    Dividend
                                               cost          cost           cost        cost      income
--------------------------------------------------------------------------------------------------------

Career Horizon*                         $17,192,843    $2,540,215    $19,733,058 $        --        $ --
ChiRex*                                          --     6,598,788             --   6,598,788          --
Physician Support Systems*                7,862,127     3,540,459      3,539,018   7,863,568          --
Transaction Network Services*            10,790,786     5,955,169      5,320,182  11,425,773          --

--------------------------------------------------------------------------------------------------------
Total                                   $35,845,756   $18,634,631    $28,592,258 $25,888,129        $ --

--------------------------------------------------------------------------------------------------------
*Issuer was not an affiliate for the entire period.

(h) At Jan. 31, 1997, the cost of securities for federal income tax purposes was approximately $857,819,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $139,217,000
Unrealized depreciation                                             (19,675,000)
--------------------------------------------------------------------------------

Net unrealized appreciation                                        $119,542,000
--------------------------------------------------------------------------------


PAGE
Board members and officers

Board members and officers of the Fund
-----------------------------------------------------------------
President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
-----------------------------------------------------------------
Independent board members

H. Brewster Atwater Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The Readers's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.
-----------------------------------------------------------------
Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
-----------------------------------------------------------------
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice President of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.
-------------------------------------------------------------------
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

PAGE
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

 (icon of) cart of precious gems

IDS Discovery Fund

Invests  in  small-  and  medium-size,   growth-oriented  companies  emphasizing
technological innovation and productivity enhancement.
Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

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IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

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IDS Stock Fund



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Invests  in a  Portfolio  comprised  primarily  of common  stocks  of  companies representing many sectors of the economy. Seeks current income and growth of capital.

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IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

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IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

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IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

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Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

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IDS Bond Fund



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Invests mainly in corporate bonds, at least 50% in the higher rated,  lower risk bond categories, or the equivalent, and in government bonds.

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IDS Selective Fund

Invests in a Portfolio comprised  primarily of high-quality  corporate bonds and
other  highly  rated  debt  instruments   including  government  securities  and
short-term investments. Seeks current income and preservation of capital.

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IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

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Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

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 IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

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IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is


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exempt from federal,  state and local income taxes.  (New York is the only state that is exempt at the local level.)

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IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

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Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements



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National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

PAGE
AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Discovery Fund
IDS Tower 10
Minneapolis, MN 55440-0010



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